Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	March 31,	September 30,
	2019	2018

Plant Equipment	65,869	65,869
Motor Vehicle	111,585	111,585
	177,454	177,454
Less accumulated depreciation	-71,503	-64,842
	$105,951	$112,612

	September 30, 2018	September 30, 2017

Plant Equipment	65,869	58,363
Motor Vehicle	111,585	111,585
	177,454	169,948
Less accumulated depreciation	-64,842	-47,792
	$112,612	$122,156